Long-term Debt - Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 3,691.8	$ 4,282.8
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
2023	239.6
2024	111.9
2025	167.4
2026	450.9
2027	241.2
Thereafter	22.0
Long-term debt	$ 1,233.0